FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914
                                  ------------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    --------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   3/31/10
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                   INDUSTRY              SHARES/UNITS      VALUE
                                                       --------------------------------- ------------ --------------
                COMMON STOCKS AND OTHER EQUITY
                INTERESTS 94.0%
                AUSTRALIA 0.9%
                Alumina Ltd.                                    Metals & Mining             5,571,850 $    8,820,900
                                                                                                      --------------
                BRAZIL 2.6%
                Companhia de Saneamento de Minas               Water Utilities                202,220      2,922,977
                   Gerais
                Petroleo Brasileiro SA, ADR              Oil, Gas & Consumable Fuels          468,610     20,848,459
                                                                                                      --------------
                                                                                                          23,771,436
                                                                                                      --------------
                CHINA 7.1%
            (a) BYD Co. Ltd., H                         Electronic Equipment, Instruments      540,940      5,385,538
                                                                  & Components
                China Coal Energy Co., H                  Oil, Gas & Consumable Fuels         394,000        616,049
                China Life Insurance Co. Ltd., H                   Insurance                1,515,000      7,258,653
                China Mobile Ltd.                          Wireless Telecommunication
                                                                    Services                  614,500      5,912,116
                China Resources Power Holdings Co.      Independent Power Producers &      8,756,000     18,765,475
                   Ltd.                                          Energy Traders
                China Shenhua Energy Co. Ltd., H          Oil, Gas & Consumable Fuels         972,000      4,181,318
                China Telecom Corp. Ltd., H              Diversified Telecommunication      5,934,000      2,942,448
                                                                    Services
                Honghua Group Ltd.                        Energy Equipment & Services      39,827,000      6,463,216
                PetroChina Co. Ltd., H                    Oil, Gas & Consumable Fuels       1,770,000      2,069,949
                Shanghai Electric Group Co. Ltd.              Electrical Equipment         22,901,000     11,149,278
            (a) TCL Communication Technology Holdings
                   Ltd.                                      Communications Equipment         734,577        368,980
            (a) TCL Multimedia Technology Holdings
                   Ltd.                                         Household Durables            850,200        884,775
                                                                                                      --------------
                                                                                                          65,997,795
                                                                                                      --------------
                EGYPT 0.4%
                Egyptian Mobile Services                   Wireless Telecommunication
                                                                    Services                  108,260      4,207,708
                                                                                                      --------------
                FRANCE 6.9%
                AXA SA                                             Insurance                  110,844      2,466,478
                Electricite de France                          Electric Utilities              48,870      2,667,443
                France Telecom SA                        Diversified Telecommunication        521,900     12,491,076
                                                                    Services
                GDF Suez                                        Multi-Utilities               325,257     12,567,939
                Sanofi-Aventis                                  Pharmaceuticals               217,856     16,244,312
                Suez Environnement SA                           Multi-Utilities                27,593        635,243
                Total SA, B                               Oil, Gas & Consumable Fuels         107,908      6,266,015
                Vivendi SA                                           Media                    384,850     10,302,840
                                                                                                      --------------
                                                                                                          63,641,346
                                                                                                      --------------
                GERMANY 6.1%
                Bayerische Motoren Werke AG                       Automobiles                 109,760      5,075,268
                Celesio AG                              Health Care Providers & Services       98,600      3,149,834
                Deutsche Post AG                            Air Freight & Logistics           657,100     11,372,396
                E.ON AG                                        Electric Utilities             283,040     10,454,848
                Merck KGaA                                      Pharmaceuticals               138,010     11,187,504
                SAP AG                                              Software                  183,380      8,875,842
                Siemens AG, ADR                             Industrial Conglomerates           65,140      6,512,046
                                                                                                      --------------
                                                                                                          56,627,738
                                                                                                      --------------
                HONG KONG 1.0%
                Cheung Kong (Holdings) Ltd.                 Real Estate Management &          512,000      6,594,326
                                                                  Development
                Hutchison Whampoa Ltd., ADR                 Industrial Conglomerates           26,100        952,650
                Swire Pacific Ltd., A                       Real Estate Management &          145,000      1,743,343
                                                                  Development
                                                                                                      --------------
                                                                                                           9,290,319
                                                                                                      --------------
                IRELAND 0.5%
                CRH PLC                                      Construction Materials           180,640      4,512,552
                                                                                                      --------------
                ISRAEL 0.3%
            (a) Check Point Software Technologies Ltd.              Software                   76,200      2,671,572
                                                                                                      --------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                ITALY 2.3%
                Eni SpA                                   Oil, Gas & Consumable Fuels         184,151 $    4,321,607
                Mediaset SpA                                         Media                  1,231,550     10,582,312
            (a) UniCredit SpA                                   Commercial Banks            2,102,115      6,212,637
                                                                                                      --------------
                                                                                                          21,116,556
                                                                                                      --------------
                JAPAN 4.7%
                Komatsu Ltd.                                       Machinery                  141,000      2,955,248
                Mabuchi Motor Co. Ltd.                  Electronic Equipment, Instruments      59,500      3,423,087
                                                                  & Components
                Mitsubishi UFJ Financial Group Inc.             Commercial Banks            1,650,000      8,645,672
                Nintendo Co. Ltd.                                   Software                   16,400      5,489,173
            (a) Nissan Motor Co. Ltd.                             Automobiles                 545,000      4,668,181
                NOK Corp.                                       Auto Components               296,300      4,458,045
                Shinsei Bank Ltd.                               Commercial Banks            3,960,000      4,785,115
                Sony Corp.                                     Household Durables              82,800      3,169,802
                USS Co. Ltd.                                    Specialty Retail               86,110      5,847,174
                                                                                                      --------------
                                                                                                          43,441,497
                                                                                                      --------------
                NETHERLANDS 1.1%
            (a) ING Groep NV                             Diversified Financial Services       535,800      5,351,014
                Koninklijke Philips Electronics NV          Industrial Conglomerates          163,503      5,244,183
                                                                                                      --------------
                                                                                                          10,595,197
                                                                                                      --------------
                NEW ZEALAND 0.3%
                Fisher & Paykel Healthcare Corp. Ltd.   Health Care Equipment & Supplies    1,166,850      2,718,126
                                                                                                      --------------
                RUSSIA 1.3%
                Gazprom, ADR                              Oil, Gas & Consumable Fuels         260,200      6,106,894
                Gazprom, ADR (London Stock Exchange)      Oil, Gas & Consumable Fuels         258,980      6,049,773
                                                                                                      --------------
                                                                                                          12,156,667
                                                                                                      --------------
                SINGAPORE 0.4%
                DBS Group Holdings Ltd.                         Commercial Banks              322,500      3,296,697
                                                                                                      --------------
                SOUTH KOREA 3.9%
                Busan Bank                                      Commercial Banks              217,610      2,336,790
                Daegu Bank Co. Ltd.                             Commercial Banks              175,690      2,352,471
                Hana Financial Group Inc.                       Commercial Banks              143,597      4,448,341
                Hyundai Motor Co. Ltd.                            Automobiles                  89,840      9,170,993
                KB Financial Group Inc.                         Commercial Banks               79,446      3,833,799
                Samsung Electronics Co. Ltd.             Semiconductors & Semiconductor
                                                                   Equipment                   17,410     12,586,840
                SK Telecom Co. Ltd., ADR                   Wireless Telecommunication
                                                                    Services                   92,600      1,598,276
                                                                                                      --------------
                                                                                                          36,327,510
                                                                                                      --------------
                SPAIN 3.6%
                Banco Santander SA                              Commercial Banks              322,500      4,287,422
                Iberdrola SA                                   Electric Utilities           1,217,864     10,324,854
                Repsol YPF SA                             Oil, Gas & Consumable Fuels         161,820      3,832,530
                Telefonica SA                            Diversified Telecommunication
                                                                    Services                  621,045     14,717,161
                                                                                                      --------------
                                                                                                          33,161,967
                                                                                                      --------------
                SWEDEN 1.7%
                Atlas Copco AB, A                                  Machinery                  290,960      4,514,476
                Nordea Bank AB                                  Commercial Banks              236,730      2,336,653
                Telefonaktiebolaget LM Ericsson, B          Communications Equipment          876,140      9,236,644
                                                                                                      --------------
                                                                                                          16,087,773
                                                                                                      --------------
                SWITZERLAND 5.2%
                Lonza Group AG                           Life Sciences Tools & Services        97,950      7,992,125
                Nestle SA                                        Food Products                 87,400      4,477,799
                Novartis AG                                     Pharmaceuticals               218,480     11,804,968
                Roche Holding AG                                Pharmaceuticals                89,030     14,444,146
            (a) Swiss Reinsurance Co.                              Insurance                   87,098      4,288,791
            (a) UBS AG                                          Capital Markets               322,195      5,239,490
                                                                                                      --------------
                                                                                                          48,247,319
                                                                                                      --------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                TAIWAN 3.0%
                Chunghwa Telecom Co. Ltd.                Diversified Telecommunication      1,504,056 $    2,942,487
                                                                    Services
                Lite-On Technology Corp.                    Computers & Peripherals         6,027,829      8,004,190
                Lite-On Technology Corp., GDR               Computers & Peripherals           124,306      1,650,625
                Mega Financial Holding Co. Ltd.                 Commercial Banks            4,804,000      2,784,708
                Taiwan Semiconductor Manufacturing Co.
                Ltd.                                     Semiconductors & Semiconductor     6,505,840     12,604,841
                                                                   Equipment
                                                                                                      --------------
                                                                                                          27,986,851
                                                                                                      --------------
                THAILAND 1.2%
                Airports of Thailand Public Co. Ltd.,
                fgn.                                     Transportation Infrastructure      2,135,400      2,526,026
                BEC World Public Co. Ltd., fgn.                      Media                  4,081,800      3,130,621
                Krung Thai Bank Public Co. Ltd., fgn.           Commercial Banks           15,000,000      5,659,502
                                                                                                      --------------
                                                                                                          11,316,149
                                                                                                      --------------
                TURKEY 1.1%
                Turkcell Iletisim Hizmetleri AS, ADR       Wireless Telecommunication         664,580     10,008,575
                                                                    Services
                                                                                                      --------------
                UNITED KINGDOM 8.3%
                Aviva PLC                                          Insurance                  373,290      2,182,050
                BAE Systems PLC                               Aerospace & Defense           1,766,077      9,953,485
                BP PLC                                    Oil, Gas & Consumable Fuels       1,311,440     12,412,887
            (a) British Airways PLC                                 Airlines                  214,800        792,824
                British Sky Broadcasting Group PLC                   Media                    215,760      1,972,082
                GlaxoSmithKline PLC                             Pharmaceuticals               507,250      9,742,494
                HSBC Holdings PLC                               Commercial Banks              634,800      6,467,164
                Kingfisher PLC                                  Specialty Retail            1,330,940      4,334,543
                National Grid PLC                               Multi-Utilities               148,743      1,448,741
                Royal Dutch Shell PLC, A                  Oil, Gas & Consumable Fuels          21,030        608,455
                Royal Dutch Shell PLC, B                  Oil, Gas & Consumable Fuels         407,177     11,223,726
                Smiths Group PLC                            Industrial Conglomerates          146,180      2,521,296
                Unilever PLC                                     Food Products                132,631      3,898,594
                Vodafone Group PLC                         Wireless Telecommunication       3,969,660      9,164,258
                                                                    Services
                                                                                                      --------------
                                                                                                          76,722,599
                                                                                                      --------------
                UNITED STATES 30.1%
                Accenture PLC, A                                  IT Services                 398,070     16,699,036
                ACE Ltd.                                           Insurance                   94,225      4,927,968
            (a) Amgen Inc.                                       Biotechnology                324,140     19,370,606
            (a) AOL Inc.                                  Internet Software & Services         24,537        620,295
                Aon Corp.                                          Insurance                  152,920      6,531,213
                AT&T Inc.                                Diversified Telecommunication         75,190      1,942,910
                                                                    Services
                Bank of America Corp.                    Diversified Financial Services       270,990      4,837,172
                The Bank of New York Mellon Corp.               Capital Markets               327,410     10,110,421
                Bristol-Myers Squibb Co.                        Pharmaceuticals               251,110      6,704,637
                Burger King Holdings Inc.                Hotels, Restaurants & Leisure        530,740     11,283,532
                CIGNA Corp.                             Health Care Providers & Services       94,500      3,456,810
            (a) Cisco Systems Inc.                          Communications Equipment          414,440     10,787,873
                Comcast Corp., A                                     Media                    443,700      8,350,434
                CVS Caremark Corp.                          Food & Staples Retailing          302,860     11,072,562
                Cytec Industries Inc.                              Chemicals                  195,570      9,140,942
            (a) Dell Inc.                                   Computers & Peripherals           577,990      8,675,630
            (a) DIRECTV, A                                           Media                    126,600      4,280,346
                Dr. Pepper Snapple Group Inc.                      Beverages                   27,072        952,122
                General Electric Co.                        Industrial Conglomerates          390,920      7,114,744
                Great Plains Energy Inc.                       Electric Utilities             335,471      6,229,696
            (a) The Interpublic Group of Cos. Inc.                   Media                    573,370      4,770,438
                JPMorgan Chase & Co.                     Diversified Financial Services       104,130      4,659,818
                KKR & Co. (Guernsey) LP (Units)                 Capital Markets                88,000      1,012,000
            (a) Liz Claiborne Inc.                      Textiles, Apparel & Luxury Goods    1,045,070      7,764,870
                Merck & Co. Inc.                                Pharmaceuticals               254,220      9,495,117
                Microsoft Corp.                                     Software                  194,760      5,700,625
                News Corp., A                                        Media                    672,120      9,685,249
            (a) OfficeMax Inc.                                  Specialty Retail              426,560      7,004,115
                Oracle Corp.                                        Software                  328,950      8,450,726
                Pfizer Inc.                                     Pharmaceuticals               553,084      9,485,391
                The Procter & Gamble Co.                       Household Products             147,950      9,360,797
                Raytheon Co.                                  Aerospace & Defense             109,520      6,255,782

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

            (a) Sprint Nextel Corp.                        Wireless Telecommunication         285,520      1,084,976
                                                                    Services
                Target Corp.                                    Multiline Retail               90,140 $    4,741,364
                Time Warner Cable Inc.                               Media                     67,750      3,611,753
                Time Warner Inc.                                     Media                    269,913      8,440,180
                United Parcel Service Inc., B               Air Freight & Logistics            70,240      4,524,158
            (a) Viacom Inc., B                                       Media                    118,180      4,063,028
            (a) Watson Pharmaceuticals Inc.                     Pharmaceuticals               376,190     15,713,456
                                                                                                      --------------
                                                                                                         278,912,792
                                                                                                      --------------
                TOTAL COMMON STOCKS AND OTHER EQUITY
                INTERESTS (COST $854,767,181)                                                            871,637,641
                                                                                                      --------------
                PREFERRED STOCKS (COST $4,546,285)
                0.6%
                BRAZIL 0.6%
                Vale SA, ADR, pfd., A                           Metals & Mining               203,380      5,645,829
                                                                                                      --------------
                NON-REGISTERED MUTUAL FUNDS
                (COST $4,142,000) 0.5%
                CAYMAN ISLANDS 0.5%
(a, b, c, d, e) Templeton China Opportunities Fund
                   Ltd., Reg D                           Diversified Financial Services       414,543      4,141,286
                                                                                                      --------------
                TOTAL INVESTMENTS BEFORE SHORT TERM
                INVESTMENTS (COST $863,455,466)                                                          881,424,756
                                                                                                      --------------

                                                                                           PRINCIPAL
                                                                                           AMOUNT (f)
                                                                                         ------------
                SHORT TERM INVESTMENTS 5.9%
                U.S. GOVERNMENT AND AGENCY SECURITIES
                5.9%
            (g) FHLB, 4/01/10                                                              30,070,000     30,070,000
            (g) FHLMC,                                                                      5,000,000      4,998,890
                   6/29/10
                   7/09/10                                                                 10,000,000      9,995,600
            (g) U.S. Treasury Bills, 4/19/10                                               10,000,000      9,999,280
                                                                                                      --------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                SECURITIES (COST $55,061,095)                                                             55,063,770
                                                                                                      --------------
                TOTAL INVESTMENTS (COST $918,516,561)
                101.0%                                                                                   936,488,526
                OTHER ASSETS, LESS LIABILITIES (1.0)%                                                     (9,155,397)
                                                                                                      --------------
                NET ASSETS 100.0%                                                                     $  927,333,129
                                                                                                      ==============

SELECTED PORTFOLIO

ADR   American Depository Receipt

FHLB  Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corp.

GDR   Global Depository Receipt

(a)  Non-income producing.

(b)  See Note 4 regarding restricted securities.

(c) Security was purchased pursuant to Regulation D under the Securities Act of 1933. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed illiquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2010, the value of this security was $4,141,286, representing 0.45% of net assets.

(d)  See Note 5 regarding other considerations.

(e) The China Opportunities Fund, Ltd. is managed by an affiliate of the Fund's investment manager.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)  The security is traded on a discount basis with no stated coupon rate.

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Additionally, for certain equity securities, the Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in open-end mutual funds are valued at the closing net asset value.

3. INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $ 919,094,812
                                             -------------
Unrealized appreciation                      $ 171,450,107
Unrealized depreciation                       (154,056,393)
                                             -------------
Net unrealized appreciation (depreciation)   $  17,393,714
                                             =============

4.  RESTRICTED SECURITIES

At March 31, 2010, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, as follows:

                                                                                 ACQUISITION
 SHARES                                  ISSUER                                      DATE         COST         VALUE
-------   --------------------------------------------------------------------   -----------   ----------   ----------
414,543   Templeton China Opportunities Fund Ltd., Reg D (0.45% of Net Assets)     3/17/10     $4,142,000   $4,141,286
                                                                                               ----------   ----------

5.  OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

                                               LEVEL 1       LEVEL 2      LEVEL 3         TOTAL
                                            ------------   -----------   ----------   ------------
ASSETS:
   Investments in Securities
      Equity Investments:(a)
         Taiwan                             $ 26,336,226   $ 1,650,625   $       --   $ 27,986,851
         All Other Equity Investments (b)    849,296,619            --           --    849,296,619
      Non-Registered Mutual Funds                     --            --    4,141,286      4,141,286
      Short Term Investments                  40,069,280    14,994,490           --     55,063,770
                                            ------------   -----------   ----------   ------------
         Total Investments in Securities    $915,702,125   $16,645,115   $4,141,286   $936,488,526
                                            ------------   -----------   ----------   ------------

(a)  Includes common stock, preferred as well as other equity investments.

(b) For detailed country descriptions, see the accompanying Statement of Investments.

At March 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                   NET CHANGE IN
                                                                                                                    UNREALIZED
                                  BALANCE       NET      NET CHANGE IN                                              APPRECIATION
                                     AT      REALIZED     UNREALIZED         NET      TRANSFER IN   BALANCE AT   (DEPRECIATION) ON
                                 BEGINNING     GAIN      APPRECIATION     PURCHASES     (OUT OF)      END OF      ASSETS HELD AT
                                 OF PERIOD    (LOSS)    (DEPRECIATION)     (SALES)      LEVEL 3       PERIOD         PERIOD END
                                 ---------   --------   --------------   ----------   -----------   ----------   -----------------
ASSETS
   Non-Registered Mutual Funds      $--        $--          $(714)       $4,142,000       $--       $4,141,286         $(714)

7.  SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/ LAURA F. FERGERSON
 ----------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration
   Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ----------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration
   Date May 27, 2010


By /s/MARK H. OTANI
 -----------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
   Date May 27, 2010